Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor
Revenues:
Oil sales	$ 9,766	$ 72,916	$ 59,605	$ 52,670
Natural gas sales	3,976	23,502	35,883	48,088
Natural gas liquids sales	1,976	11,627	14,500	14,748
Realized gain on commodity derivative instruments	4,015	23,350	9,353	48,029
Unrealized gain (loss) on commodity derivative instruments	8,272	(10,602)	12,674	(23,964)
Other income		45	159	116
Total revenues	28,005	120,838	132,174	139,687
Operating Expenses:
Lease operating expense	3,193	29,069	21,391	23,804
Production and ad valorem taxes	1,076	7,790	7,763	9,320
Depletion and depreciation	5,876	46,928	37,206	55,828
Impairment of oil and natural gas properties		3,544	16,765	11,712
Accretion expense	191	1,575	1,290	1,366
(Gain) loss on settlement of asset retirement obligations		(31)	496	(209)
Management fees			5,435	6,104
General and administrative expense	1,892	13,758	5,149	5,293
Total operating expenses	12,228	102,633	95,495	113,218
Operating income	15,777	18,205	36,679	26,469
Other income (expense), net
Interest income			1	17
Interest expense	(604)	(6,596)	(919)	(3,223)
Realized loss on interest rate derivative instruments		(465)	(574)	(649)
Unrealized gain (loss) on interest rate derivative instruments		(4,185)	441	(248)
Other income (expense), net	(604)	(11,246)	(1,051)	(4,103)
Income before taxes	15,173	6,959	35,628	22,366
Income tax benefit (expense)	(48)	(172)	76	(32)
Net income	15,125	6,787	35,704	22,334
Net income attributable to predecessor operations	(2,975)	(6,790)
Net income (loss) available to unitholders	12,150	(3)
Computation of net income (loss) per limited partner unit:
General partners' interest in net income (loss)	12
Limited partners' interest in net income (loss)	$ 12,138	$ (3)
Net income (loss) per limited partner unit (basic and diluted) (in dollars per unit)	$ 0.54	$ 0.00
Weighted average number of limited partner units outstanding - basic (in units)	22,418	22,425
Weighted average number of limited partner units outstanding - diluted (in units)	22,418	22,425